Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net income (loss)	$ 15,995	$ (3,903)	$ (53,429)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	19,561	11,079	20,485
Amortization of deferred charges	685	558	879
Net (gain) loss on sale of assets	0	(254)	13,088
Impairment loss on vessels	0	5,342	41,597
Amortization of time charter contract value	0	0	2,303
Restricted stock unit expense	242	919	906
Provision for doubtful accounts	0	226	10,155
Changes in operating assets and liabilities:
Trade accounts receivable	528	(1,422)	(4,536)
Related party balances	622	0	(319)
Other receivables	(2,487)	1,748	983
Inventories, net of disposals	(11,514)	(1,189)	1,535
Voyages in progress	(1,322)	0	931
Prepaid expenses and accrued income	(323)	95	1,952
Trade accounts payable	1,862	153	(943)
Accrued expenses	1,354	(392)	(2,400)
Deferred charter revenue	(339)	(647)	3,612
Net cash provided by operating activities	24,864	12,313	36,799
Investing activities
Placement of restricted cash	(3,924)	0	0
Additions to newbuildings	(357,402)	(26,706)	0
Cash acquired upon purchase of SPCs	68,560	0	0
Purchase of vessels	(24,085)	0	0
Proceeds from sale of assets	0	17,075	66,993
Net cash (used in) provided by investing activities	(316,851)	(9,631)	66,993
Financing activities
Proceeds from long-term debt	270,000	0	0
Repayment of long-term debt	(1,500)	(16,678)	(42,062)
Debt fees paid	(3,555)	0	0
Net proceeds from share issuance	0	51,167	0
Distributions to shareholders	(28,987)	(18,180)	(29,319)
Net cash provided by (used in) financing activities	235,958	16,309	(71,381)
Net change in cash and cash equivalents	(56,029)	18,991	32,411
Cash and cash equivalents at beginning of year	98,250	79,259	46,848
Cash and cash equivalents at end of year	42,221	98,250	79,259
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 5,848	$ 2,851	$ 4,477